Impairment of Goodwill and Long-Lived Assets - Long-Lived Impairment Loss Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	$ 338,972
Steel segment [Member] | Ductil Steel S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	115,181
Steel segment [Member] | Mechel Targoviste S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	48,806
Steel segment [Member] | Laminorul S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	29,933
Steel segment [Member] | Mechel Campia Turzii S.A. [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	19,727
Steel segment [Member] | Nemunas [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	8,397
Ferroalloy segment [Member] | SUNP [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	94,249
Ferroalloy segment [Member] | Kazakhstansky Nickel Mining Company [Member]
Goodwill And Long Lived Asset Impairment [Line Items]
Total Impairment loss on long-lived assets	$ 22,679